Equity - Treasury Stock - Class A Treasury Stock (Details) - Class A, Ordinary shares - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity
Number of shares outstanding	422,185,368	426,129,798	426,129,798
Treasury stock
Equity
Number of shares outstanding	(3,944,430)